AB Bond Fund, Inc.

All Market Real Return Portfolio

Consolidated Portfolio of Investments

July 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 72.6%
Real Estate - 35.9%
Diversified Real Estate Activities - 2.6%
Ayala Land, Inc.	1,513,200	$1,475,486
City Developments Ltd.	302,700	2,124,153
Daito Trust Construction Co., Ltd.	5,100	657,661
Mitsubishi Estate Co., Ltd.	126,500	2,328,478
Mitsui Fudosan Co., Ltd.	494,200	11,156,162
New World Development Co., Ltd.	1,576,000	2,218,992
Sumitomo Realty & Development Co., Ltd.	35,100	1,277,182
Sun Hung Kai Properties Ltd.	359,000	5,785,408
UOL Group Ltd.	426,500	2,266,693
Wheelock & Co., Ltd.	38,000	239,127

		29,529,342

Diversified REITs - 3.2%
Armada Hoffler Properties, Inc.	284,833	4,822,223
Empire State Realty Trust, Inc.-Class A	224,960	3,151,690
Essential Properties Realty Trust, Inc.	143,330	3,027,130
Fibra Uno Administracion SA de CV	1,161,690	1,495,474
Gecina SA	10,150	1,557,317
GPT Group (The)	1,531,755	6,501,885
Growthpoint Properties Ltd.	1,571,552	2,607,878
H&R Real Estate Investment Trust	161,760	2,779,752
Hulic Reit, Inc.	1,310	2,339,474
Kenedix Office Investment Corp.-Class A	169	1,213,700
Merlin Properties Socimi SA	177,529	2,423,910
Mirvac Group	1,307,970	2,874,002
SA Corporate Real Estate Ltd. (a)	5,544,590	1,352,928

		36,147,363

Health Care REITs - 2.1%
Assura PLC	3,427,680	2,692,787
HCP, Inc.	252,180	8,052,107
Medical Properties Trust, Inc.	316,090	5,531,575
Omega Healthcare Investors, Inc. (a)	167,740	6,088,962
Physicians Realty Trust	124,516	2,142,920

		24,508,351

Hotel & Resort REITs - 1.2%
Japan Hotel REIT Investment Corp.	6,238	5,208,851
Park Hotels & Resorts, Inc.	223,708	5,908,128
RLJ Lodging Trust	182,520	3,153,946

		14,270,925

Industrial REITs - 3.4%
Americold Realty Trust	129,610	4,345,823
Goodman Group	346,692	3,506,279
Nippon Prologis REIT, Inc.	1,235	2,969,324
Prologis, Inc.	176,421	14,221,297
Rexford Industrial Realty, Inc.	83,670	3,463,938
Segro PLC	460,622	4,273,804
STAG Industrial, Inc.	132,950	3,951,274
Tritax Big Box REIT PLC	1,382,410	2,569,383

		39,301,122

Company	Shares	U.S. $ Value
Office REITs - 4.0%
Alexandria Real Estate Equities, Inc.	55,061	$8,058,728
Boston Properties, Inc.	52,630	6,997,158
CapitaLand Commercial Trust	2,354,600	3,516,977
City Office REIT, Inc.	137,330	1,700,145
Cousins Properties, Inc.	144,525	5,084,390
Daiwa Office Investment Corp.	305	2,253,619
Easterly Government Properties, Inc.	118,760	2,241,001
Great Portland Estates PLC	213,000	1,710,961
Inmobiliaria Colonial Socimi SA	207,690	2,322,121
Japan Real Estate Investment Corp.	339	2,120,499
Kilroy Realty Corp.	52,190	4,147,017
Nippon Building Fund, Inc.	488	3,425,263
Orix JREIT, Inc.	1,137	2,206,776

		45,784,655

Real Estate Development - 3.0%
China Overseas Land & Investment Ltd.	1,200,000	4,090,867
China Resources Land Ltd.	1,576,000	6,734,888
CIFI Holdings Group Co., Ltd.	7,806,000	4,976,163
CK Asset Holdings Ltd.	903,500	6,793,536
Emaar Properties PJSC	2,038,830	3,054,900
Instone Real Estate Group AG (b)(c)	126,730	2,699,183
Times China Holdings Ltd.	3,601,000	6,310,554

		34,660,091

Real Estate Operating Companies - 4.1%
ADLER Real Estate AG	47,471	653,727
ADO Properties SA (c)	59,800	2,577,775
Aroundtown SA	282,470	2,253,466
Azrieli Group Ltd.	39,410	2,764,044
CA Immobilien Anlagen AG	94,779	3,336,469
Castellum AB	24,560	498,583
Central Pattana PCL	421,300	1,003,421
Entra ASA (c)	184,008	2,669,037
Fabege AB	201,910	3,115,909
Hemfosa Fastigheter AB	232,960	2,096,969
Parque Arauco SA	499,500	1,360,825
SM Prime Holdings, Inc.	1,497,400	1,070,571
Swire Properties Ltd.	991,000	3,578,398
TLG Immobilien AG	173,870	5,110,189
Vonovia SE	201,803	9,852,891
Wharf Real Estate Investment Co., Ltd.	722,000	4,554,597

		46,496,871

Real Estate Services - 0.6%
Open House Co., Ltd.	50,400	2,195,776
Unibail-Rodamco-Westfield	34,560	4,629,210

		6,824,986

Residential REITs - 5.0%
American Campus Communities, Inc.	77,110	3,604,893
American Homes 4 Rent-Class A	239,850	5,806,768
Apartment Investment & Management Co.-Class A	106,786	5,290,178
Camden Property Trust	58,900	6,108,519
Essex Property Trust, Inc.	23,400	7,071,948
Independence Realty Trust, Inc.	484,000	5,977,400

Company	Shares	U.S. $ Value
Japan Rental Housing Investments, Inc.	691	$580,544
Killam Apartment Real Estate Investment Trust	187,060	2,779,396
Mid-America Apartment Communities, Inc.	54,700	6,445,848
Nippon Accommodations Fund, Inc.	341	2,007,728
Northview Apartment Real Estate Investment Trust	104,440	2,152,423
Sun Communities, Inc.	53,997	7,171,342
UNITE Group PLC (The)	223,185	2,798,798

		57,795,785

Retail REITs - 3.9%
Agree Realty Corp.	51,810	3,463,499
Brixmor Property Group, Inc.	353,640	6,712,087
Hammerson PLC	585,560	1,518,615
Japan Retail Fund Investment Corp.	627	1,263,234
Link REIT	609,901	7,093,865
National Retail Properties, Inc.	60,990	3,186,118
Regency Centers Corp.	101,470	6,768,049
Retail Properties of America, Inc.-Class A	444,690	5,407,430
Simon Property Group, Inc.	28,709	4,656,599
SITE Centers Corp.	213,510	3,042,518
Vicinity Centres	769,874	1,371,312

		44,483,326

Specialized REITs - 2.8%
CubeSmart	178,230	6,050,908
Digital Realty Trust, Inc.	75,830	8,671,919
EPR Properties	44,550	3,315,857
Equinix, Inc.	3,597	1,806,054
MGM Growth Properties LLC-Class A	134,746	4,023,516
National Storage Affiliates Trust	185,150	5,608,193
Safestore Holdings PLC	186,610	1,418,352
SBA Communications Corp. (b)	6,866	1,684,985

		32,579,784

		412,382,601

Energy - 13.5%
Integrated Oil & Gas - 10.6%
BP PLC	2,118,418	14,017,032
Chevron Corp.	149,685	18,427,720
Exxon Mobil Corp.	233,862	17,389,978
Husky Energy, Inc.	63,808	495,070
Imperial Oil Ltd.	18,740	513,156
LUKOIL PJSC (Sponsored ADR)	40,730	3,317,459
Origin Energy Ltd.	407,520	2,205,154
PetroChina Co., Ltd.-Class H	11,702,000	6,206,783
Petroleo Brasileiro SA (Preference Shares)	1,235,200	8,441,054
Repsol SA	453,964	7,200,235
Royal Dutch Shell PLC-Class A	8,210	258,578
Royal Dutch Shell PLC-Class B	977,156	30,863,472
TOTAL SA	241,159	12,499,315

		121,835,006

Oil & Gas Equipment & Services - 0.4%
Halliburton Co.	184,880	4,252,240
Petrofac Ltd.	87,521	444,219

		4,696,459

Company	Shares	U.S. $ Value
Oil & Gas Exploration & Production - 1.4%
Aker BP ASA (a)	62,301	$1,763,050
ConocoPhillips	3,807	224,918
Continental Resources, Inc./OK (b)	85,203	3,166,996
EOG Resources, Inc.	92,758	7,963,274
Gran Tierra Energy, Inc. (b)	700,640	1,136,058
Inpex Corp.	190,200	1,668,121
Woodside Petroleum Ltd.	7,248	170,915

		16,093,332

Oil & Gas Refining & Marketing - 1.0%
JXTG Holdings, Inc.	685,300	3,224,903
Motor Oil Hellas Corinth Refineries SA	87,550	2,170,961
S-Oil Corp.	30,522	2,411,299
Tupras Turkiye Petrol Rafinerileri AS	107,070	2,684,888
Valero Energy Corp.	6,586	561,456

		11,053,507

Oil & Gas Storage & Transportation - 0.1%
Enbridge, Inc.	5,734	191,510
TC Energy Corp.	18,392	900,508

		1,092,018

		154,770,322

Materials - 5.7%
Aluminum - 0.6%
Alcoa Corp. (b)	213,290	4,796,892
Norsk Hydro ASA	436,500	1,484,663

		6,281,555

Construction Materials - 0.1%
Grupo Cementos de Chihuahua SAB de CV	258,307	1,379,704

Copper - 0.8%
Antofagasta PLC	247,900	2,797,012
First Quantum Minerals Ltd.	372,850	3,435,260
Lundin Mining Corp.	304,010	1,471,908
OZ Minerals Ltd.	192,220	1,333,166

		9,037,346

Diversified Chemicals - 0.1%
Arkema SA	943	84,875
Sasol Ltd.	72,820	1,574,628

		1,659,503

Diversified Metals & Mining - 1.8%
Anglo American PLC	25,645	628,415
BHP Group Ltd.	18,948	521,651
Boliden AB	110,150	2,497,904
Glencore PLC (b)	2,390,326	7,665,342
MMC Norilsk Nickel PJSC (ADR) (a)	112,010	2,554,948
Orocobre Ltd. (a)(b)	158,583	303,883
Rio Tinto PLC	87,300	4,929,958
Sumitomo Metal Mining Co., Ltd.	52,900	1,502,571
Syrah Resources Ltd. (a)(b)	971,282	567,288

		21,171,960

Company	Shares	U.S. $ Value
Gold - 0.8%
Agnico Eagle Mines Ltd.	98,963	$5,170,101
Detour Gold Corp. (b)	82,640	1,262,329
Kirkland Lake Gold Ltd.	11,114	459,617
Newcrest Mining Ltd.	72,171	1,741,862
Polyus PJSC (GDR) (c)	21,230	1,077,385
Real Gold Mining Ltd. (b)(d)(e)(f)	811,000	0

		9,711,294

Metal & Glass Containers - 0.1%
CCL Industries, Inc.-Class B	14,709	735,561

Paper Products - 0.2%
Suzano SA	319,200	2,565,243

Precious Metals & Minerals - 0.1%
Industrias Penoles SAB de CV	66,170	608,742

Silver - 0.1%
Wheaton Precious Metals Corp.	29,170	762,513

Specialty Chemicals - 0.5%
Covestro AG (c)	18,324	826,432
Johnson Matthey PLC	49,443	1,927,876
Sherwin-Williams Co. (The)	3,980	2,041,899
Sika AG	5,695	822,211

		5,618,418

Steel - 0.5%
APERAM SA	28,080	693,922
Fortescue Metals Group Ltd. (a)	15,113	85,089
Vale SA (Sponsored ADR)-Class B	198,120	2,573,579
Yamato Kogyo Co., Ltd.	82,900	2,144,561

		5,497,151

		65,028,990

Software & Services - 2.1%
Application Software - 0.5%
Adobe, Inc. (b)	608	181,707
Cadence Design Systems, Inc. (b)	23,125	1,709,169
Constellation Software, Inc./Canada	273	259,739
Dassault Systemes SE	1,180	179,498
Intuit, Inc.	7,472	2,072,060
Temenos AG (b)	5,120	901,338

		5,303,511

Data Processing & Outsourced Services - 0.8%
Mastercard, Inc.-Class A	10,463	2,848,761
Paychex, Inc.	20,680	1,717,474
PayPal Holdings, Inc. (b)	19,157	2,114,933
Visa, Inc.-Class A	17,638	3,139,564

		9,820,732

Company	Shares	U.S. $ Value
Internet Services & Infrastructure - 0.1%
VeriSign, Inc. (b)	7,216	$1,523,225

IT Consulting & Other Services - 0.2%
Accenture PLC-Class A	11,809	2,274,177

Systems Software - 0.5%
Microsoft Corp.	23,842	3,248,949
Oracle Corp.	25,500	1,435,650
Trend Micro, Inc./Japan	15,000	654,029

		5,338,628

		24,260,273

Pharmaceuticals & Biotechnology - 2.1%
Biotechnology - 0.7%
AbbVie, Inc.	21,469	1,430,265
Amgen, Inc.	9,185	1,713,737
Biogen, Inc. (b)	5,835	1,387,680
BioMarin Pharmaceutical, Inc. (b)	1,393	110,493
Gilead Sciences, Inc.	22,958	1,504,208
Incyte Corp. (b)	14,190	1,205,015
Vertex Pharmaceuticals, Inc. (b)	7,601	1,266,478

		8,617,876

Pharmaceuticals - 1.4%
Astellas Pharma, Inc.	65,700	931,093
Cronos Group, Inc. (a)(b)	6,753	92,970
Eli Lilly & Co.	5,161	562,291
GlaxoSmithKline PLC	72,146	1,492,046
Johnson & Johnson	21,611	2,814,185
Merck & Co., Inc.	31,288	2,596,591
Novartis AG	1,820	166,892
Novo Nordisk A/S-Class B	25,125	1,206,485
Roche Holding AG	6,347	1,698,870
Sanofi	4,886	407,160
Shionogi & Co., Ltd.	14,100	780,647
UCB SA	11,557	901,174
Zoetis, Inc.	16,715	1,920,386

		15,570,790

		24,188,666

Food Beverage & Tobacco - 1.6%
Distillers & Vintners - 0.1%
Brown-Forman Corp.-Class B	18,046	989,101

Packaged Foods & Meats - 1.0%
a2 Milk Co., Ltd. (b)	64,774	761,101
Hershey Co. (The)	12,640	1,917,993
JBS SA	651,900	4,253,360
Mowi ASA	127,380	3,061,310
Nestle SA	12,936	1,372,344

		11,366,108

Soft Drinks - 0.4%
Coca-Cola Amatil Ltd.	97,885	708,458
Monster Beverage Corp. (b)	27,858	1,796,005
PepsiCo, Inc.	18,818	2,405,129

		4,909,592

Company	Shares	U.S. $ Value
Tobacco - 0.1%
Altria Group, Inc.	14,742	$693,906

		17,958,707

Banks - 1.2%
Diversified Banks - 1.0%
Australia & New Zealand Banking Group Ltd.	7,729	146,887
Banco Comercial Portugues SA	8,695,120	2,222,201
Bank Leumi Le-Israel BM	63,527	462,128
Barclays PLC	693,880	1,298,824
Citigroup, Inc.	34,438	2,450,608
JPMorgan Chase & Co.	2,224	257,984
Lloyds Banking Group PLC	1,736,230	1,123,139
National Bank of Canada	5,480	265,239
Royal Bank of Scotland Group PLC	68,268	179,855
Wells Fargo & Co.	54,363	2,631,713

		11,038,578

Regional Banks - 0.1%
Bendigo & Adelaide Bank Ltd.	85,823	671,820

Thrifts & Mortgage Finance - 0.1%
LIC Housing Finance Ltd.	226,900	1,698,195

		13,408,593

Transportation - 1.1%
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	20,477	1,714,539
Expeditors International of Washington, Inc.	21,430	1,636,181
SG Holdings Co., Ltd.	10,800	285,499
United Parcel Service, Inc.-Class B	16,045	1,916,896

		5,553,115

Airlines - 0.0%
Japan Airlines Co., Ltd.	9,000	281,838

Highways & Railtracks - 0.4%
Transurban Group	478,272	5,068,960

Railroads - 0.1%
Central Japan Railway Co.	4,400	884,455
Union Pacific Corp.	1,681	302,496

		1,186,951

Trucking - 0.1%
DSV A/S	10,174	971,045

		13,061,909

Consumer Durables & Apparel - 1.1%
Apparel, Accessories & Luxury Goods - 0.3%
adidas AG	3,721	1,186,043
Cie Financiere Richemont SA	12,676	1,086,247
Hermes International	569	399,679
Pandora A/S	25,945	994,531

		3,666,500

Company	Shares	U.S. $ Value
Consumer Electronics - 0.0%
Sony Corp.	5,700	$324,181

Footwear - 0.1%
Yue Yuen Industrial Holdings Ltd.	179,000	501,546

Homebuilding - 0.7%
Berkeley Group Holdings PLC	23,099	1,086,411
Construtora Tenda SA	280,000	1,859,159
Corp. GEO SAB de CV Series B (b)(d)(e)(f)	1,321	0
Desarrolladora Homex SAB de CV (b)	1,590	7
Lennar Corp.-Class A	45,820	2,179,657
MRV Engenharia e Participacoes SA	272,600	1,448,591
NVR, Inc. (b)	509	1,702,167
Urbi Desarrollos Urbanos SAB de CV (b)	172	10

		8,276,002

		12,768,229

Retailing - 0.9%
Apparel Retail - 0.2%
Fast Retailing Co., Ltd.	1,500	899,737
Hennes & Mauritz AB-Class B	58,936	1,027,555
Industria de Diseno Textil SA	35,056	1,048,956

		2,976,248

Department Stores - 0.1%
Next PLC	16,073	1,183,126

General Merchandise Stores - 0.1%
Harvey Norman Holdings Ltd. (a)	238,525	714,315

Internet & Direct Marketing Retail - 0.5%
Amazon.com, Inc. (b)	1,273	2,376,411
Booking Holdings, Inc. (b)	1,088	2,052,632
eBay, Inc.	19,052	784,752
Rakuten, Inc.	26,600	271,299

		5,485,094

		10,358,783

Capital Goods - 0.9%
Aerospace & Defense - 0.1%
BAE Systems PLC	162,436	1,079,181

Building Products - 0.1%
Lennox International, Inc.	6,159	1,579,660

Construction & Engineering - 0.2%
Taisei Corp.	57,600	1,987,241

Construction & Farm Machinery & Heavy Trucks - 0.1%
Volvo AB-Class B	64,024	951,084
Yangzijiang Shipbuilding Holdings Ltd.	144,700	149,209

		1,100,293

Industrial Conglomerates - 0.1%
Sembcorp Industries Ltd.	275,900	466,817
Toshiba Corp.	25,900	826,383

		1,293,200

Company	Shares	U.S. $ Value
Industrial Machinery - 0.3%
Illinois Tool Works, Inc.	12,337	$1,902,736
Spirax-Sarco Engineering PLC	10,215	1,113,877

		3,016,613

		10,056,188

Media & Entertainment - 0.8%
Broadcasting - 0.1%
Fox Corp.-Class B (b)	15,761	586,309

Interactive Home Entertainment - 0.1%
Nexon Co., Ltd. (b)	55,100	872,149
Ubisoft Entertainment SA (b)	9,725	799,927

		1,672,076

Interactive Media & Services - 0.5%
Alphabet, Inc.-Class A (b)	704	857,613
Alphabet, Inc.-Class C (b)	617	750,692
Facebook, Inc.-Class A (b)	19,571	3,801,275

		5,409,580

Movies & Entertainment - 0.1%
Netflix, Inc. (b)	4,152	1,341,054

		9,009,019

Diversified Financials - 0.7%
Asset Management & Custody Banks - 0.2%
BlackRock, Inc.-Class A	2,616	1,223,451
CI Financial Corp.	43,108	668,275
Partners Group Holding AG	573	455,701

		2,347,427

Financial Exchanges & Data - 0.2%
Japan Exchange Group, Inc.	32,400	474,838
Moody’s Corp.	2,275	487,624
MSCI, Inc.-Class A	3,384	768,980
Singapore Exchange Ltd.	92,200	528,995

		2,260,437

Investment Banking & Brokerage - 0.1%
Daiwa Securities Group, Inc.	173,900	749,776

Multi-Sector Holdings - 0.2%
Berkshire Hathaway, Inc.-Class B (b)	14,045	2,885,265

		8,242,905

Health Care Equipment & Services - 0.7%
Health Care Distributors - 0.2%
Henry Schein, Inc. (b)	24,197	1,610,068
McKesson Corp.	4,290	596,096

		2,206,164

Company	Shares	U.S. $ Value
Health Care Facilities - 0.3%
Chartwell Retirement Residences	263,930	$3,075,650

Health Care Supplies - 0.2%
Coloplast A/S-Class B	8,176	954,921
Hoya Corp.	12,100	927,851

		1,882,772

Managed Health Care - 0.0%
Centene Corp. (b)	9,357	487,406

		7,651,992

Utilities - 0.6%
Electric Utilities - 0.3%
Electricite de France SA	42,719	528,827
Exelon Corp.	26,150	1,178,319
NextEra Energy, Inc.	2,212	458,260
Power Assets Holdings Ltd.	16,500	117,930
Red Electrica Corp. SA	41,072	774,365
Terna Rete Elettrica Nazionale SpA	136,851	833,405

		3,891,106

Multi-Utilities - 0.3%
Consolidated Edison, Inc.	17,845	1,516,111
Sempra Energy	7,463	1,010,714
Suez	61,224	900,052

		3,426,877

		7,317,983

Insurance - 0.6%
Life & Health Insurance - 0.2%
AIA Group Ltd.	15,000	153,821
Japan Post Holdings Co., Ltd.	14,800	145,077
Legal & General Group PLC	238,322	755,790
MetLife, Inc.	38,021	1,878,998

		2,933,686

Multi-line Insurance - 0.2%
American International Group, Inc.	34,873	1,952,539

Property & Casualty Insurance - 0.2%
Admiral Group PLC	38,334	1,008,112
Tokio Marine Holdings, Inc.	17,500	928,918

		1,937,030

		6,823,255

Food & Staples Retailing - 0.6%
Food Distributors - 0.0%
Sysco Corp.	2,576	176,636

Food Retail - 0.4%
Alimentation Couche-Tard, Inc.-Class B	4,574	280,373
Colruyt SA	15,204	792,223
Empire Co., Ltd.-Class A	13,392	354,434
J Sainsbury PLC	407,226	971,736
Jeronimo Martins SGPS SA	25,008	403,531
Koninklijke Ahold Delhaize NV	41,539	943,472
Woolworths Group Ltd.	16,974	413,832

		4,159,601

Company	Shares	U.S. $ Value
Hypermarkets & Super Centers - 0.2%
Carrefour SA	47,685	$918,763
METRO AG	48,719	749,387
Walmart, Inc.	5,979	659,962

		2,328,112

		6,664,349

Technology Hardware & Equipment - 0.5%
Communications Equipment - 0.2%
Cisco Systems, Inc.	38,486	2,132,124

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.	14,788	3,150,436

		5,282,560

Household & Personal Products - 0.4%
Household Products - 0.2%
Colgate-Palmolive Co.	26,485	1,900,034

Personal Products - 0.2%
Beiersdorf AG	3,268	378,722
Unilever NV	20,858	1,209,005
Unilever PLC	23,595	1,419,526

		3,007,253

		4,907,287

Consumer Services - 0.4%
Hotels, Resorts & Cruise Lines - 0.1%
Whitbread PLC	21,138	1,161,182

Leisure Facilities - 0.2%
Planet Fitness, Inc. (b)	27,210	2,140,339

Restaurants - 0.1%
Compass Group PLC	10,463	264,719
McDonald’s Corp.	4,451	937,915
Restaurant Brands International, Inc.	2,809	206,876

		1,409,510

		4,711,031

Telecommunication Services - 0.4%
Integrated Telecommunication Services - 0.3%
Eurazeo SE	11,607	778,887
Telenor ASA	42,724	865,714
Verizon Communications, Inc.	16,852	931,410
Washington H Soul Pattinson & Co., Ltd.	18,230	282,224

		2,858,235

Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA	11,643	598,155
Softbank Corp. (a)	66,900	901,422

		1,499,577

		4,357,812

Company	Shares		U.S. $ Value
Semiconductors & Semiconductor Equipment - 0.3%
Semiconductors - 0.3%
QUALCOMM, Inc.		11,160	$816,465
Texas Instruments, Inc.		18,964	2,370,690

			3,187,155

Commercial & Professional Services - 0.3%
Diversified Support Services - 0.1%
Brambles Ltd.		86,618	774,791

Human Resource & Employment Services - 0.0%
Randstad NV		5,123	257,143

Office Services & Supplies - 0.0%
Societe BIC SA		6,098	424,962

Research & Consulting Services - 0.2%
Thomson Reuters Corp.		11,231	754,293
Wolters Kluwer NV		13,039	945,136

			1,699,429

			3,156,325

Automobiles & Components - 0.2%
Auto Parts & Equipment - 0.1%
Magna International, Inc.-Class A (Canada)		13,835	697,725

Automobile Manufacturers - 0.1%
Fiat Chrysler Automobiles NV		11,120	148,969
Ford Motor Co.		137,906	1,314,244
Peugeot SA		23,148	546,362

			2,009,575

			2,707,300

Total Common Stocks (cost $825,166,355)			832,262,234

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 15.3%
Japan - 7.1%
Japanese Government CPI Linked Bond
Series 21
0.10%, 3/10/26	JPY	8,586,189	81,607,866

United States - 8.2%
U.S. Treasury Inflation Index
0.125%, 4/15/22 (TIPS) (g)	U.S.$	23,665	23,424,926
0.125%, 4/15/22-7/15/26 (TIPS)		71,123	70,527,767

			93,952,693

Total Inflation-Linked Securities (cost $172,825,334)			175,560,559

	Shares		U.S. $ Value
INVESTMENT COMPANIES - 3.5%
Funds and Investment Trusts - 3.5% (h)
Energy Select Sector SPDR Fund (a)		90,770	$5,691,279
iShares MSCI ACWI ETF (a)		196,050	14,460,648
iShares MSCI Global Metals & Mining Producers ETF (a)		217,790	6,154,745
VanEck Vectors Agribusiness ETF (a)		57,592	3,840,811
Vanguard Real Estate ETF		118,748	10,555,510

Total Investment Companies (cost $40,701,257)			40,702,993

	Notional Amount
OPTIONS PURCHASED - CALLS - 0.1%
Options on Funds and Investment Trusts - 0.1%
SPDR S&P 500 ETF Trust
Expiration: Aug 2019; Contracts: 2,313;
Exercise Price: USD 295.00;
Counterparty: Morgan Stanley & Co., Inc. (b) (premiums paid $319,282)	USD	68,233,500	607,163

OPTIONS PURCHASED - PUTS - 0.0%
Options on Forward Contracts - 0.0%
CNH/USD
Expiration: Aug 2019; Contracts: 114,885,660;
Exercise Price: CNH 6.91;
Counterparty: JPMorgan Chase Bank, NA (b)	CNH	114,885,660	26,471
CNH/USD
Expiration: Oct 2019; Contracts: 98,078,400;
Exercise Price: CNH 6.95;
Counterparty: UBS AG (b)		98,078,400	67,297

Total Options Purchased - Puts (premiums paid $119,500)			93,768

	Shares
SHORT-TERM INVESTMENTS - 7.1%
Investment Companies - 7.1%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.31% (h)(i)(j) (cost $81,952,990)		81,952,990	81,952,990

Total Investments Before Security Lending Collateral for Securities Loaned - 98.6% (cost $1,121,084,718)			$1,131,179,707

Company	Shares	U.S. $ Value
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%
Investment Companies - 1.7%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio- Class AB, 2.31% (h)(i)(j) (cost $19,112,716)	19,112,716	$19,112,716

Total Investments - 100.3% (cost $1,140,197,434) (k)		1,150,292,423
Other assets less liabilities - (0.3)%		(3,180,395)

Net Assets - 100.0%		$1,147,112,028

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Brent Crude Futures	40	August 2019	$2,602,000	$84,293
Brent Crude Futures	86	November 2019	5,477,340	145,784
Copper Futures	95	September 2019	6,331,750	(69,062)
Copper Futures	75	December 2019	5,017,500	(83,349)
Euro STOXX 50 Futures	54	September 2019	2,069,515	52,464
FTSE 100 Index Futures	8	September 2019	733,114	23,605
Gasoline RBOB Futures	49	August 2019	3,833,642	(13,089)
Gold 100 OZ Futures	127	December 2019	18,260,060	1,480
LME Nickel Futures	28	September 2019	2,437,176	31,499
Natural Gas Futures	362	December 2019	9,560,420	(618,329)
Natural Gas Futures	504	February 2020	12,771,360	(379,473)
Platinum Futures	56	October 2019	2,460,920	3,769
S&P 500 E-Mini Futures	56	September 2019	8,350,440	234,529
S&P/TSX 60 Index Futures	4	September 2019	593,120	5,964
Soybean Meal Futures	400	December 2019	12,216,000	(553,884)
Soybean Oil Futures	679	December 2019	11,500,902	45,233
TOPIX Index Futures	7	September 2019	1,007,629	11,568
WTI Crude Futures	48	October 2019	2,813,280	32,040
Sold Contracts
10 Yr Japan Bond (OSE) Futures	49	September 2019	69,272,911	(164,696)
Coffee ‘C’ Futures	128	September 2019	4,783,200	231,364
Corn Futures	108	December 2019	2,214,000	113,493
LME Nickel Futures	28	September 2019	2,437,176	(52,535)
MSCI Emerging Markets Futures	96	September 2019	4,922,880	5,014
U.S. T-Note 2 Yr (CBT) Futures	113	September 2019	24,227,906	(100,842)
U.S. T-Note 10 Yr (CBT) Futures	216	September 2019	27,523,125	(575,743)

				$(1,588,903)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	USD	11,284	CNY	77,679	8/06/19	$(19,893)
Australia and New Zealand Banking Group Ltd.	CNY	154,310	USD	22,180	9/12/19	(162,944)
Australia and New Zealand Banking Group Ltd.	USD	22,525	CNY	154,310	9/12/19	(182,190)
Australia and New Zealand Banking Group Ltd.	USD	8,921	JPY	960,092	9/12/19	(68,786)
Bank of America, NA	RUB	262,801	USD	4,143	8/06/19	16,061
Bank of America, NA	RUB	87,910	USD	1,333	8/06/19	(47,164)
Bank of America, NA	USD	2,745	CNY	19,054	8/06/19	18,354
Bank of America, NA	USD	1,960	RUB	123,763	8/06/19	(16,212)
Bank of America, NA	KRW	3,236,849	USD	2,806	8/26/19	79,574
Bank of America, NA	USD	4,194	GBP	3,304	8/28/19	(170,259)
Bank of America, NA	USD	4,442	BRL	16,816	9/04/19	(45,543)
Bank of America, NA	CHF	4,071	USD	4,170	9/12/19	62,412
Bank of America, NA	JPY	602,314	USD	5,592	9/12/19	39,131
Bank of America, NA	USD	2,809	JPY	300,984	9/12/19	(33,725)
Bank of America, NA	USD	4,192	SEK	38,743	9/20/19	(167,492)
Bank of America, NA	USD	4,873	INR	338,420	10/24/19	(24,691)
Barclays Bank PLC	CNY	20,248	USD	2,946	8/06/19	9,882
Barclays Bank PLC	USD	1,371	CNY	9,527	8/06/19	11,002
Barclays Bank PLC	USD	1,804	RUB	113,931	8/06/19	(15,076)
Barclays Bank PLC	MYR	33,686	USD	8,196	8/21/19	44,141
Barclays Bank PLC	MYR	62,397	USD	14,928	8/21/19	(170,652)
Barclays Bank PLC	USD	5,980	MYR	24,830	8/21/19	28,093
Barclays Bank PLC	USD	3,538	MYR	14,536	8/21/19	(20,338)
Barclays Bank PLC	IDR	17,769,982	USD	1,254	8/22/19	(5,639)
Barclays Bank PLC	KRW	3,245,903	USD	2,778	8/26/19	44,235
Barclays Bank PLC	KRW	1,637,880	USD	1,377	8/26/19	(2,391)
Barclays Bank PLC	USD	9,244	KRW	10,796,810	8/26/19	(150,951)
Barclays Bank PLC	MXN	40,152	USD	2,091	8/29/19	4,748
Barclays Bank PLC	USD	9,300	MXN	180,345	8/29/19	68,790
Barclays Bank PLC	PHP	930,012	USD	17,931	9/11/19	(299,610)
Barclays Bank PLC	TWD	151,311	USD	4,884	9/11/19	17,470
Barclays Bank PLC	USD	13,993	TWD	437,936	9/11/19	92,590
Barclays Bank PLC	USD	1,772	TWD	54,657	9/11/19	(14,320)
Barclays Bank PLC	USD	11,142	TRY	63,686	9/12/19	82,173
Barclays Bank PLC	CAD	4,716	USD	3,604	9/13/19	27,327
Barclays Bank PLC	EUR	3,081	USD	3,496	9/13/19	73,640
Barclays Bank PLC	JPY	347,622	USD	3,218	9/13/19	12,440
Barclays Bank PLC	ZAR	34,857	USD	2,453	9/18/19	36,149
Barclays Bank PLC	USD	5,672	NOK	48,395	9/20/19	(200,295)
Barclays Bank PLC	EUR	1,316	USD	1,477	10/10/19	11,997
Barclays Bank PLC	CNY	20,378	USD	2,964	10/17/19	15,059
BNP Paribas SA	KRW	4,840,863	USD	4,071	8/26/19	(5,800)
BNP Paribas SA	USD	1,504	KRW	1,781,152	8/26/19	(4,318)
BNP Paribas SA	AUD	3,122	USD	2,189	9/05/19	51,015
BNP Paribas SA	USD	5,674	AUD	8,057	9/05/19	(157,545)
BNP Paribas SA	NZD	8,464	USD	5,637	9/09/19	74,823
BNP Paribas SA	USD	2,667	NZD	4,028	9/09/19	(19,483)
BNP Paribas SA	USD	8,378	CHF	8,270	9/12/19	(33,763)
BNP Paribas SA	AUD	8,929	USD	6,261	9/13/19	145,907
BNP Paribas SA	USD	23,446	AUD	33,571	9/13/19	(453,893)
BNP Paribas SA	USD	2,679	PLN	10,134	9/13/19	(61,402)
BNP Paribas SA	USD	10,138	CAD	13,298	9/19/19	(52,873)
Citibank, NA	BRL	12,512	USD	3,270	8/02/19	(8,696)
Citibank, NA	USD	3,323	BRL	12,512	8/02/19	(44,803)
Citibank, NA	CNY	18,727	USD	2,702	8/06/19	(13,630)
Citibank, NA	USD	1,172	RUB	77,322	8/06/19	41,839
Citibank, NA	KRW	16,542,482	USD	14,102	8/26/19	170,165
Citibank, NA	GBP	3,347	USD	4,221	8/28/19	145,732
Citibank, NA	USD	2,551	GBP	2,047	8/28/19	(59,169)
Citibank, NA	USD	4,512	MXN	86,524	8/29/19	(17,473)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	BRL	15,788	USD	4,139	9/04/19	$11,593
Citibank, NA	USD	962	AUD	1,386	9/05/19	(13,242)
Citibank, NA	USD	3,272	NZD	4,873	9/09/19	(69,544)
Citibank, NA	CHF	5,916	USD	6,009	9/12/19	39,879
Citibank, NA	CLP	17,691,150	USD	25,893	9/12/19	759,200
Citibank, NA	COP	15,749,935	USD	4,897	9/12/19	108,940
Citibank, NA	USD	1,361	TRY	7,721	9/12/19	(477)
Citibank, NA	EUR	8,699	USD	9,845	9/13/19	183,029
Citibank, NA	JPY	9,481,529	USD	87,767	9/13/19	340,546
Citibank, NA	PLN	11,373	USD	2,969	9/13/19	32,185
Citibank, NA	USD	4,772	CAD	6,392	9/13/19	74,902
Citibank, NA	USD	1,270	EUR	1,137	9/13/19	(7,007)
Citibank, NA	USD	8,877	JPY	959,043	9/13/19	(34,446)
Citibank, NA	USD	2,221	CAD	2,906	9/19/19	(16,679)
Citibank, NA	USD	4,422	RUB	282,045	9/19/19	(20,730)
Citibank, NA	NOK	222,784	USD	26,249	9/20/19	1,060,068
Citibank, NA	USD	4,168	NOK	35,417	9/20/19	(163,983)
Citibank, NA	USD	4,209	SEK	38,751	9/20/19	(183,402)
Citibank, NA	USD	7,172	INR	497,805	10/24/19	(41,483)
Citibank, NA	USD	8,851	JPY	962,172	12/13/19	83,696
Credit Suisse International	CHF	5,424	USD	5,593	9/12/19	120,591
Credit Suisse International	EUR	2,483	CHF	2,735	9/12/19	1,775
Credit Suisse International	CZK	111,607	USD	4,831	9/13/19	21,716
Credit Suisse International	SEK	121,007	USD	12,890	9/13/19	325,935
Credit Suisse International	USD	12,777	SEK	121,007	9/13/19	(212,932)
Credit Suisse International	NOK	48,350	USD	5,529	9/20/19	62,113
Credit Suisse International	SEK	211,236	USD	22,409	9/20/19	465,334
Credit Suisse International	USD	7,314	NOK	63,428	9/20/19	(142,696)
Goldman Sachs Bank USA	BRL	10,574	USD	2,809	8/02/19	37,863
Goldman Sachs Bank USA	USD	2,817	BRL	10,574	8/02/19	(46,543)
Goldman Sachs Bank USA	RUB	395,634	USD	6,237	8/06/19	24,578
Goldman Sachs Bank USA	USD	9,790	RUB	636,203	8/06/19	199,787
Goldman Sachs Bank USA	USD	2,826	RUB	178,313	8/06/19	(25,864)
Goldman Sachs Bank USA	USD	13,932	MYR	56,716	8/21/19	(207,332)
Goldman Sachs Bank USA	KRW	5,625,039	USD	4,845	8/26/19	107,796
Goldman Sachs Bank USA	USD	4,212	KRW	4,868,699	8/26/19	(111,841)
Goldman Sachs Bank USA	MXN	26,871	USD	1,383	8/29/19	(12,414)
Goldman Sachs Bank USA	USD	4,809	MXN	93,189	8/29/19	31,882
Goldman Sachs Bank USA	AUD	15,050	USD	10,431	9/05/19	127,148
Goldman Sachs Bank USA	USD	3,317	AUD	4,739	9/05/19	(72,168)
Goldman Sachs Bank USA	USD	4,189	NZD	6,244	9/09/19	(86,565)
Goldman Sachs Bank USA	CHF	4,185	USD	4,255	9/12/19	32,285
Goldman Sachs Bank USA	JPY	3,105,182	USD	29,130	9/12/19	500,446
Goldman Sachs Bank USA	USD	2,975	CHF	2,928	9/12/19	(20,897)
Goldman Sachs Bank USA	JPY	2,403,623	USD	22,303	9/13/19	139,904
Goldman Sachs Bank USA	USD	2,521	ZAR	35,861	9/13/19	(33,175)
Goldman Sachs Bank USA	USD	4,956	SEK	46,226	9/20/19	(153,863)
Goldman Sachs Bank USA	ILS	26,426	USD	7,473	10/16/19	(86,344)
Goldman Sachs Bank USA	INR	191,807	USD	2,749	10/24/19	1,132
HSBC Bank USA	CNY	25,445	USD	3,663	8/06/19	(26,764)
HSBC Bank USA	USD	6,160	CNY	42,724	8/06/19	35,297
HSBC Bank USA	USD	3,406	IDR	47,734,273	8/22/19	(23,539)
HSBC Bank USA	KRW	6,423,991	USD	5,418	8/26/19	8,024
HSBC Bank USA	USD	4,219	GBP	3,372	8/28/19	(112,862)
HSBC Bank USA	USD	8,353	MXN	160,022	8/29/19	(40,424)
HSBC Bank USA	USD	19,397	NZD	29,316	9/09/19	(133,018)
HSBC Bank USA	USD	10,007	TWD	309,507	9/11/19	(52,528)
HSBC Bank USA	JPY	2,449,563	USD	22,717	9/13/19	130,820
HSBC Bank USA	USD	3,250	EUR	2,842	9/13/19	(92,811)
HSBC Bank USA	EUR	2,504	USD	2,837	10/10/19	49,690
HSBC Bank USA	ILS	7,526	USD	2,136	10/16/19	(17,282)
HSBC Bank USA	USD	2,774	INR	192,868	10/24/19	(11,276)
JPMorgan Chase Bank, NA	BRL	7,731	USD	2,053	8/02/19	27,683
JPMorgan Chase Bank, NA	USD	2,070	BRL	7,731	8/02/19	(44,484)
JPMorgan Chase Bank, NA	CNY	48,105	USD	6,990	8/06/19	14,300
JPMorgan Chase Bank, NA	USD	2,754	KRW	3,241,365	8/26/19	(24,444)
JPMorgan Chase Bank, NA	GBP	5,953	USD	7,601	8/28/19	352,052
JPMorgan Chase Bank, NA	BRL	15,718	USD	4,130	9/04/19	20,964
JPMorgan Chase Bank, NA	TWD	1,141,209	USD	36,396	9/11/19	(309,255)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	17,358	TWD	534,279	9/11/19	$(173,745)
JPMorgan Chase Bank, NA	USD	3,724	EUR	3,325	9/13/19	(31,200)
JPMorgan Chase Bank, NA	SEK	57,438	USD	6,150	9/20/19	183,363
JPMorgan Chase Bank, NA	USD	3,037	NOK	25,901	9/20/19	(108,971)
JPMorgan Chase Bank, NA	USD	2,445	INR	169,789	10/24/19	(13,092)
Morgan Stanley & Co., Inc.	BRL	6,628	USD	1,722	8/01/19	(15,180)
Morgan Stanley & Co., Inc.	USD	1,749	BRL	6,628	8/01/19	(12,075)
Morgan Stanley & Co., Inc.	BRL	10,637	USD	2,825	8/02/19	38,088
Morgan Stanley & Co., Inc.	USD	2,833	BRL	10,637	8/02/19	(45,612)
Morgan Stanley & Co., Inc.	USD	18,327	RUB	1,212,390	8/06/19	709,519
Morgan Stanley & Co., Inc.	USD	8,109	IDR	117,697,704	8/22/19	231,734
Morgan Stanley & Co., Inc.	KRW	2,423,437	USD	2,080	8/26/19	38,907
Morgan Stanley & Co., Inc.	USD	4,039	KRW	4,793,425	8/26/19	(2,178)
Morgan Stanley & Co., Inc.	GBP	2,175	USD	2,747	8/28/19	98,471
Morgan Stanley & Co., Inc.	USD	2,806	GBP	2,254	8/28/19	(61,540)
Morgan Stanley & Co., Inc.	USD	2,808	AUD	4,013	9/05/19	(60,025)
Morgan Stanley & Co., Inc.	USD	2,781	TWD	86,235	9/11/19	(7,102)
Morgan Stanley & Co., Inc.	USD	7,830	ZAR	113,033	9/18/19	5,540
Morgan Stanley & Co., Inc.	USD	2,675	ZAR	38,250	9/18/19	(23,376)
Morgan Stanley & Co., Inc.	PLN	10,538	USD	2,770	10/11/19	46,720
Morgan Stanley & Co., Inc.	USD	7,087	PLN	26,906	10/11/19	(133,086)
Morgan Stanley & Co., Inc.	JPY	556,537	USD	5,146	12/13/19	(21,997)
Natwest Markets PLC	BRL	8,256	USD	2,193	8/02/19	29,564
Natwest Markets PLC	BRL	19,516	USD	5,089	8/02/19	(25,201)
Natwest Markets PLC	USD	2,153	BRL	8,256	8/02/19	10,661
Natwest Markets PLC	USD	5,184	BRL	19,516	8/02/19	(69,885)
Natwest Markets PLC	GBP	2,191	USD	2,787	8/28/19	118,889
Natwest Markets PLC	MXN	119,254	USD	6,157	8/29/19	(37,950)
Natwest Markets PLC	USD	5,590	AUD	7,993	9/05/19	(117,158)
Natwest Markets PLC	USD	2,969	NZD	4,436	9/09/19	(54,542)
Natwest Markets PLC	CLP	4,614,267	USD	6,682	9/12/19	126,221
Natwest Markets PLC	USD	4,900	COP	15,749,935	9/12/19	(111,160)
Natwest Markets PLC	GBP	7,266	USD	9,256	9/13/19	402,082
Natwest Markets PLC	JPY	1,857,494	USD	17,331	9/13/19	203,558
Natwest Markets PLC	USD	9,385	AUD	13,343	9/13/19	(247,215)
Natwest Markets PLC	USD	2,468	EUR	2,181	9/13/19	(45,115)
Natwest Markets PLC	ZAR	49,207	USD	3,412	9/18/19	850
Natwest Markets PLC	SEK	65,599	USD	6,948	9/20/19	133,543
Natwest Markets PLC	EUR	19,472	USD	21,949	10/10/19	273,432
Natwest Markets PLC	USD	4,223	ILS	14,681	10/16/19	(22,967)
Natwest Markets PLC	JPY	381,063	USD	3,522	12/13/19	(16,655)
Societe Generale	USD	6,553	CHF	6,448	9/12/19	(46,002)
Standard Chartered Bank	CNY	53,708	USD	7,819	8/06/19	30,679
Standard Chartered Bank	SGD	36,249	USD	26,588	8/22/19	201,056
Standard Chartered Bank	USD	12,573	IDR	182,549,997	8/22/19	363,059
Standard Chartered Bank	USD	2,794	IDR	39,066,345	8/22/19	(25,445)
Standard Chartered Bank	USD	4,205	SGD	5,684	8/22/19	(67,365)
Standard Chartered Bank	KRW	19,895,507	USD	16,885	8/26/19	129,521
Standard Chartered Bank	GBP	3,336	USD	4,138	8/28/19	75,791
Standard Chartered Bank	USD	3,420	MXN	65,565	8/29/19	(13,758)
Standard Chartered Bank	USD	2,834	NZD	4,244	9/09/19	(45,776)
Standard Chartered Bank	TWD	85,048	USD	2,721	9/11/19	(14,770)
Standard Chartered Bank	USD	2,812	TWD	86,499	9/11/19	(29,956)
Standard Chartered Bank	JPY	605,192	USD	5,628	9/12/19	48,280
Standard Chartered Bank	USD	3,939	TRY	22,636	9/12/19	50,708
Standard Chartered Bank	ZAR	39,556	USD	2,767	9/18/19	24,606
Standard Chartered Bank	CAD	11,360	USD	8,628	9/19/19	12,017
Standard Chartered Bank	EUR	3,861	SEK	40,801	9/20/19	(52,035)
Standard Chartered Bank	USD	4,187	EUR	3,740	10/10/19	(23,758)
Standard Chartered Bank	EUR	1,493	PLN	6,405	10/11/19	(6,542)
Standard Chartered Bank	HUF	816,561	USD	2,792	10/11/19	8,526
Standard Chartered Bank	USD	1,309	PLN	5,017	10/11/19	(11,924)
State Street Bank & Trust Co.	USD	7,899	CNY	53,708	8/06/19	(110,485)
State Street Bank & Trust Co.	CNY	67,219	USD	9,777	8/09/19	40,489
State Street Bank & Trust Co.	USD	7,462	CNY	51,303	8/09/19	(31,051)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	THB	15,481	USD	494	8/22/19	$(9,154)
State Street Bank & Trust Co.	USD	2,744	THB	83,935	8/22/19	(13,916)
State Street Bank & Trust Co.	CHF	7,678	USD	7,761	9/12/19	14,355
State Street Bank & Trust Co.	THB	126,955	USD	4,057	9/13/19	(75,013)
State Street Bank & Trust Co.	USD	58,522	JPY	6,228,427	9/13/19	(1,091,212)
State Street Bank & Trust Co.	USD	331	PLN	1,238	9/13/19	(11,375)
State Street Bank & Trust Co.	USD	4,022	THB	126,955	9/13/19	110,038
State Street Bank & Trust Co.	USD	300	ZAR	4,337	9/18/19	214
State Street Bank & Trust Co.	EUR	6,084	NOK	59,202	9/20/19	(68,365)
State Street Bank & Trust Co.	SEK	133	USD	14	9/20/19	646
State Street Bank & Trust Co.	USD	143	NOK	1,216	9/20/19	(5,975)
State Street Bank & Trust Co.	USD	11,475	SEK	105,509	9/20/19	(514,450)
State Street Bank & Trust Co.	EUR	7,093	USD	8,006	10/10/19	109,463
State Street Bank & Trust Co.	CZK	41,101	USD	1,808	10/11/19	35,490
State Street Bank & Trust Co.	HUF	1,153,152	USD	3,995	10/11/19	64,442
UBS AG	BRL	6,628	USD	1,749	8/01/19	12,075
UBS AG	USD	1,759	BRL	6,628	8/01/19	(22,520)
UBS AG	BRL	90,521	USD	24,034	8/02/19	315,368
UBS AG	USD	2,775	BRL	10,647	8/02/19	15,201
UBS AG	USD	21,209	BRL	79,874	8/02/19	(280,142)
UBS AG	USD	2,120	IDR	29,648,982	8/22/19	(19,159)
UBS AG	KRW	3,352,526	USD	2,833	8/26/19	9,304
UBS AG	USD	23,796	KRW	28,033,270	8/26/19	(187,261)
UBS AG	USD	2,828	MXN	54,283	8/29/19	(8,098)
UBS AG	BRL	48,656	USD	12,868	9/04/19	146,314
UBS AG	USD	12,667	BRL	47,845	9/04/19	(157,384)
UBS AG	USD	1,402	AUD	1,990	9/05/19	(39,417)
UBS AG	TWD	137,648	USD	4,395	9/11/19	(31,899)
UBS AG	USD	11,051	TWD	346,328	9/11/19	88,428
UBS AG	USD	4,900	TWD	151,311	9/11/19	(33,788)
UBS AG	CHF	1,580	USD	1,611	9/12/19	17,275

						$1,624,034

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
SPDR S&P 500 ETF Trust(l)	Morgan Stanley & Co., Inc.	231,300	USD	280.00	August 2019	USD	64,764	$60,045	$(137,624)

CURRENCY OPTIONS WRITTEN

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Call
CNH vs. USD/JPMorgan Chase Bank, NA(m)	CNH	6.690	08/2019	111,227,940	CNH	111,228	$67,145	$(16)
Put
BRL vs. USD/Morgan Stanley Capital Services, Inc.(m)	BRL	4.000	07/2019	44,496,000	BRL	44,496	53,084	(12)
BRL vs. USD/HSBC Bank USA(m)	BRL	4.000	08/2019	82,052,000	BRL	82,052	206,668	(8,471)
RUB vs. USD/Natwest Markets PLC(m)	RUB	68.325	12/2019	1,140,070,950	RUB	1,140,071	205,405	(173,570)
TRY vs. USD/JPMorgan Chase Bank, NA(m)	TRY	8.000	10/2019	22,616,000	TRY	22,616	84,245	(2,176)
TRY vs. USD/Natwest Markets PLC(m)	TRY	8.200	11/2019	111,331,000	TRY	111,331	358,568	(19,968)

							$975,115	$(204,213)

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	USD	12,504	3/26/25	2.170%	CPI	#	Maturity	$(144,102)
Goldman Sachs International	USD	69,760	4/26/27	2.175%	CPI	#	Maturity	(473,523)
JPMorgan Chase Bank, NA	USD	11,499	3/30/25	2.170%	CPI	#	Maturity	(130,714)
JPMorgan Chase Bank, NA	USD	76,719	4/01/25	2.170%	CPI	#	Maturity	(878,528)
JPMorgan Chase Bank, NA	USD	69,760	4/26/27	2.183%	CPI	#	Maturity	(498,642)

								$(2,125,509)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
JPMorgan Chase Bank, NA
Bloomberg Industrial Metals Subindex 3 Month Forward	0.12%	Quarterly	USD	52,269	9/16/19	$2,281,750
Bloomberg Industrial Metals Subindex 3 Month Forward	0.12%	Quarterly	USD	3,549	9/16/19	96,787
Bloomberg Petroleum Subindex 3 Month Forward	0.11%	Quarterly	USD	77,089	9/16/19	6,905,653
Bloomberg Precious Metals Subindex 3 Month Forward	0.08%	Quarterly	USD	42,862	9/16/19	2,801,921
Bloomberg Softs Subindex 3 Month Forward	0.18%	Quarterly	USD	21,983	9/16/19	(454,169)
JPMorgan JMABRF34 Index(1)	0.60%	Quarterly	USD	18,509	10/15/19	(276,226)
JPMorgan JMABRF34 Index(2)	0.60%	Annual	USD	20,947	10/15/19	(1,032,874)
Morgan Stanley Capital Services LLC
Bloomberg Grains Subindex 3 Month Forward	0.15%	Quarterly	USD	53,679	9/16/19	(6,000,549)
Bloomberg Livestock Subindex 3 Month Forward	0.16%	Quarterly	USD	19,171	9/16/19	(325,975)
Pay Total Return on Reference Obligation
UBS AG
FTSE EPRA/NAREIT Developed Real Estate Index	LIBOR Plus 0.16%	Quarterly	USD	83,533	4/15/20	1,530,150
FTSE EPRA/NAREIT Developed Real Estate Index	LIBOR Plus 0.30%	Quarterly	USD	12,933	8/17/20	53,121

						$5,579,589

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate market value of these securities amounted to $9,849,812 or 0.9% of net assets.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Illiquid security.
(f)	Fair valued by the Adviser.
(g)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(i)	Affiliated investments.
(j)	The rate shown represents the 7-day yield as of period end.
(k)

As of July 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $95,950,966 and gross unrealized depreciation of investments was $(81,673,443), resulting in net unrealized appreciation of $14,277,523.

(l)	One contract relates to 100 shares.
(m)	One contract relates to 1 share.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Yuan Renminbi (Offshore)

CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
CPI	-	Consumer Price Index
EPRA	-	European Public Real Estate Association
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
KC HRW	-	Kansas City Hard Red Winter
LIBOR	-	London Interbank Offered Rates
LME	-	London Metal Exchange
MSCI	-	Morgan Stanley Capital International
NAREIT	-	National Association of Real Estate Investment Trusts
OSE	-	Osaka Securities Exchange
PJSC	-	Public Joint Stock Company
RBOB	-	Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt
TIPS	-	Treasury Inflation Protected Security
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange
ULSD	-	Ultra-Low Sulfur Diesel
WTI	-	West Texas Intermediate

(1) The following table represents the (long/short) equity basket holdings underlying the total return swap with JPMorgan JMABRF34 Index as of July 31, 2019.

Security Description	Current Notional	Percent of Basket’s Value
LME Nickel Futures 9/19	$(4,359,064)	(23.6)%
LME Nickel Futures 1/20	4,342,797	23.5%
Live Cattle Futures 10/19	(3,789,548)	(20.5)%
Live Cattle Futures 2/20	3,774,591	20.4%
NY Harbor ULSD Futures 9/19	(3,728,679)	(20.1)%
Lean Hogs Futures 10/19	(3,719,104)	(20.1)%
NY Harbor ULSD Futures 1/20	3,718,031	20.1%
Brent Crude Futures 11/19	(3,715,696)	(20.1)%
WTI Crude Futures 1/20	3,710,328	20.0%
LME PRI Aluminum Futures 9/19	(3,705,154)	(20.0)%
LME Zinc Futures 1/20	3,700,474	20.0%
Gasoline RBOB Futures 1/20	3,698,302	20.0%
Natural Gas Futures 9/19	(3,695,433)	(20.0)%
LME PRI Aluminum Futures 1/20	3,695,082	20.0%
Copper Futures 3/20	3,688,214	19.9%
LME Zinc Futures 9/19	(3,684,766)	(19.9)%
Brent Crude Futures 3/20	3,680,978	19.9%
Copper Futures 9/19	(3,679,962)	(19.9)%
WTI Crude Futures 9/19	(3,675,195)	(19.9)%
Gasoline RBOB Futures 9/19	(3,673,456)	(19.8)%
Soybean Oil Futures 1/20	3,669,101	19.8%
Soybean Oil Futures 12/19	(3,663,608)	(19.8)%
Natural Gas Futures 1/20	3,663,169	19.8%
Sugar No.11 (World) Futures 3/20	3,635,952	19.6%
Corn Futures 3/20	3,619,280	19.6%
Soybean Futures 1/20	3,606,565	19.5%
Sugar No.11 (World) Futures 10/19	(3,604,065)	(19.5)%
Soybean Meal Futures 1/20	3,602,476	19.5%
Soybean Meal Futures 12/19	(3,601,824)	(19.5)%
Soybean Futures 11/19	(3,600,060)	(19.5)%
Corn Futures 9/19	(3,574,150)	(19.3)%
Lean Hogs Futures 2/20	3,569,546	19.3%
Cotton No. 2 Futures 12/19	(3,557,631)	(19.2)%
Cotton No. 2 Futures 3/20	3,554,143	19.2%
KC HRW Wheat Futures 9/19	(3,532,747)	(19.1)%
Wheat Futures (CBT) 9/19	(3,532,696)	(19.1)%
KC HRW Wheat Futures 3/20	3,488,035	18.8%
Wheat Futures (CBT) 3/20	3,484,488	18.8%
Coffee ‘C’ Futures 3/20	3,341,842	18.1%
Coffee ‘C’ Futures 9/19	(3,320,469)	(17.9)%

(2) The following table represents the (long/short) equity basket holdings underlying the total return swap with JPMorgan JMABRF34 Index as of July 31, 2019.

Security Description	Current Notional	Percent of Basket’s Value
LME Nickel Futures 9/19	$(4,933,175)	(23.6)%
LME Nickel Futures 1/20	4,914,765	23.5%
Live Cattle Futures 10/19	(4,288,650)	(20.5)%
Live Cattle Futures 2/20	4,271,724	20.4%
NY Harbor ULSD Futures 9/19	(4,219,765)	(20.1)%
Lean Hogs Futures 10/19	(4,208,929)	(20.1)%
NY Harbor ULSD Futures 1/20	4,207,715	20.1%
Brent Crude Futures 11/19	(4,205,072)	(20.1)%
WTI Crude Futures 1/20	4,198,997	20.0%
LME PRI Aluminum Futures 9/19	(4,193,142)	(20.0)%
LME Zinc Futures 1/20	4,187,845	20.0%
Gasoline RBOB Futures 1/20	4,185,387	20.0%
Natural Gas Futures 9/19	(4,182,141)	(20.0)%
LME PRI Aluminum Futures 1/20	4,181,743	20.0%
Copper Futures 3/20	4,173,970	19.9%
LME Zinc Futures 9/19	(4,170,069)	(19.9)%
Brent Crude Futures 3/20	4,165,782	19.9%
Copper Futures 9/19	(4,164,632)	(19.9)%
WTI Crude Futures 9/19	(4,159,237)	(19.9)%

Security Description	Current Notional	Percent of Basket’s Value
Gasoline RBOB Futures 9/19	$(4,157,268)	(19.8)%
Soybean Oil Futures 1/20	4,152,340	19.8%
Soybean Oil Futures 12/19	(4,146,123)	(19.8)%
Natural Gas Futures 1/20	4,145,627	19.8%
Sugar No.11 (World) Futures 3/20	4,114,825	19.6%
Corn Futures 3/20	4,095,957	19.6%
Soybean Futures 1/20	4,081,568	19.5%
Sugar No.11 (World) Futures 10/19	(4,078,738)	(19.5)%
Soybean Meal Futures 1/20	4,076,940	19.5%
Soybean Meal Futures 12/19	(4,076,202)	(19.5)%
Soybean Futures 11/19	(4,074,206)	(19.5)%
Corn Futures 9/19	(4,044,884)	(19.3)%
Lean Hogs Futures 2/20	4,039,673	19.3%
Cotton No. 2 Futures 12/19	(4,026,189)	(19.2)%
Cotton No. 2 Futures 3/20	4,022,242	19.2%
KC HRW Wheat Futures 9/19	(3,998,027)	(19.1)%
Wheat Futures (CBT) 9/19	(3,997,970)	(19.1)%
KC HRW Wheat Futures 3/20	3,947,427	18.8%
Wheat Futures (CBT) 3/20	3,943,413	18.8%
Coffee ‘C’ Futures 3/20	3,781,980	18.1%
Coffee ‘C’ Futures 9/19	(3,757,791)	(17.9)%

COUNTRY BREAKDOWN 1 July 31, 2019 (unaudited)

45.7%	United States
13.0%	Japan
7.7%	United Kingdom
3.1%	Australia
2.7%	Hong Kong
2.6%	Canada
2.5%	China
2.3%	Germany
2.2%	France
1.5%	Brazil
1.2%	Spain
0.9%	Sweden
0.9%	Norway
6.5%	Other
7.2%	Short-Term

100.0%	Total Investments

1

All data are as of July 31, 2019. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.8% or less in the following countries: Austria, Belgium, Chile, Colombia, Denmark, Greece, India, Israel, Italy, Luxembourg, Mexico, Netherlands, New Zealand, Philippines, Portugal, Russia, Singapore, South Africa, South Korea, Switzerland, Thailand, Turkey and United Arab Emirates.

AB Bond Fund, Inc.

All Market Real Return Portfolio

July 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2019:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Real Estate	$247,462,552		$164,920,049		$	– 0	–	$412,382,601
Energy	69,152,358		85,617,964			– 0	–	154,770,322
Materials	30,895,681		34,133,309			– 0	–(a)	65,028,990
Software & Services	22,525,408		1,734,865			– 0	–	24,260,273
Pharmaceuticals & Biotechnology	16,604,299		7,584,367			– 0	–	24,188,666
Food Beverage & Tobacco	12,055,494		5,903,213			– 0	–	17,958,707
Banks	5,605,544		7,803,049			– 0	–	13,408,593
Transportation	5,570,112		7,491,797			–0	–	13,061,909
Consumer Durables & Apparel	7,189,591		5,578,638			– 0	–(a)	12,768,229
Retailing	5,213,795		5,144,988			– 0	–	10,358,783
Capital Goods	3,482,396		6,573,792			– 0	–	10,056,188
Media & Entertainment	7,336,943		1,672,076			– 0	–	9,009,019
Diversified Financials	6,033,595		2,209,310			– 0	–	8,242,905
Health Care Equipment & Services	5,769,220		1,882,772			– 0	–	7,651,992
Utilities	5,063,456		2,254,527			– 0	–	7,317,983
Insurance	3,831,537		2,991,718			– 0	–	6,823,255
Food & Staples Retailing	2,390,168		4,274,181			– 0	–	6,664,349
Technology Hardware & Equipment	5,282,560		– 0	–		– 0	–	5,282,560
Household & Personal Products	1,900,034		3,007,253			– 0	–	4,907,287
Consumer Services	3,285,130		1,425,901			– 0	–	4,711,031
Telecommunication Services	931,410		3,426,402			– 0	–	4,357,812
Semiconductors & Semiconductor Equipment	3,187,155		– 0	–		– 0	–	3,187,155
Commercial & Professional Services	754,293		2,402,032			– 0	–	3,156,325
Automobiles & Components	2,011,969		695,331			– 0	–	2,707,300
Inflation-Linked Securities	– 0	–	175,560,559			– 0	–	175,560,559
Investment Companies	40,702,993		– 0	–		– 0	–	40,702,993
Options Purchased-Calls	– 0	–	607,163			– 0	–	607,163
Options Purchased-Puts	– 0	–	93,768			– 0	–	93,768
Short-Term Investments	81,952,990		– 0	–		– 0	–	81,952,990
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	19,112,716		– 0	–		– 0	–	19,112,716

Total Investments in Securities	615,303,399		534,989,024	(b)		– 0	–	1,150,292,423
Other Financial Instruments(c):
Assets:
Futures	934,462		87,637			– 0	–	1,022,099
Forward Currency Exchange Contracts	– 0	–	11,532,389			– 0	–	11,532,389
Total Return Swaps	– 0	–	13,669,382			– 0	–	13,669,382
Liabilities:
Futures	(2,611,002)		– 0	–		– 0	–	(2,611,002)
Forward Currency Exchange Contracts	– 0	–	(9,908,355)			– 0	–	(9,908,355)
Put Options Written	– 0	–	(137,624)			– 0	–	(137,624)
Currency Options Written	– 0	–	(204,213)			– 0	–	(204,213)
Inflation (CPI) Swaps	– 0	–	(2,125,509)			– 0	–	(2,125,509)
Total Return Swaps	– 0	–	(8,089,793)			– 0	–	(8,089,793)

Total	$613,626,859		$539,812,938		$	– 0	–	$1,153,439,797

(a)	The Fund held securities with zero market value at period end.
(b)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(c)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2019 is as follows:

Fund	Market Value 10/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$105,547	$999,130	$1,022,724	$81,953	$	– 0	–
Government Money Market Portfolio*	17,530	57,434	55,851	19,113		45

Total	$123,077	$1,056,564	$1,078,575	$101,066		$45

*	Investments of cash collateral for securities lending transactions